Share-Based Compensation - Movements of share options under the Koolearn Pre IPO Share Option Scheme (Detail) - Kooleam pre ipo share option scheme [Member] - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2019	May 31, 2020
Number of share options, Granted	47,836,985
Number of share options, Forfeited	(3,065,500)	(2,360,000)
Number of share options, Cancelled	(31,000)	(3,129,000)
Number of share options outstanding, Ending balance	44,740,485	39,251,485
Weighted average exercise prices, Options, Granted	$ 1.13
Weighted average exercise prices, Options, Forfeited	1.13	$ 1.13
Weighted average exercise prices, Options, Cancelled	1.13	1.13
Weighted average exercise prices, Options outstanding, Ending balance	$ 1.13	$ 1.13